SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Managed Municipal Bond Fund

Effective October 1, 2014, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub‐heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Philip G. Condon, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1990.

Ashton P. Goodfield, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1998.

Matthew J. Caggiano, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1999.

Michael J. Generazo, Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2010.

Effective October 1, 2014, the following information replaces the existing disclosure contained under the “MANAGEMENT” sub‐heading of the “FUND DETAILS” section of the fund’s prospectus.

Philip G. Condon, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1990.

■	Joined Deutsche Asset & Wealth Management in 1983.

■	Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

■	BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1998.

■	Joined Deutsche Asset & Wealth Management in 1986.

■	Co‐Head of Municipal Bonds.

■	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1999.

■	Joined Deutsche Asset & Wealth Management in 1989.

■	BS, Pennsylvania State University; MS, Boston College.

Michael J. Generazo, Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2010.

■	Joined Deutsche Asset & Wealth Management in 1999.

■	BS, Bryant College; MBA, Suffolk University.

Please Retain This Supplement for Future Reference

October 1, 2014 PROSTKR‐450